Contractual Commitments - Agreement for Settlement - Additional information (Detail) $ in Millions	Oct. 19, 2020 USD ($)
Exmar energy netherlands BV exmar argentina SAU and exmar NV [member]
Disclosure of geographical areas [line items]
Agreement Termination Settlemnt Amount	$ 150
Down Payment Amount	22
YPF S.A. [member]
Disclosure of geographical areas [line items]
Loss from Settlement Agreement	$ 8,285
Other Liability | Exmar energy netherlands BV exmar argentina SAU and exmar NV [member]
Disclosure of geographical areas [line items]
Amount Payable in Monthly Installment Period	18 months